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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: to be assigned
                      ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Lazaro
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777 x250
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Elizabeth Lazaro,
   Chief Compliance Officer,       Montreal, Quebec, Canada,   August 7, 2012
 -------------------------------   -------------------------   --------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 68
                                        --------------------

Form 13F Information Table Value Total: $ 2,892,229
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -
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
          ITEM 1       ITEM 2    ITEM 3    ITEM 4            ITEM 5            ITEM 6   ITEM 7           ITEM 8
 -------------------- -------- --------- ----------- ----------------------- ---------- ------ ---------------------------
                                         FAIR MARKET SH/PRN  SH/PRN PUT/CALL INVESTMENT              VOTING AUTHORITY
          ISSUER       CLASS     CUSIP      VALUE    AMOUNT                  DISCRETION  MGRS           (SHARES)
                                            (000s)                              TYPE           (A)SOLE (B)SHARED (C)NONE
-----------------------------------------------------------------------------------------------------------------------------
3SBIO INC             SP ADR   88575Y105       12894  944634   SH               SOLE            869814         0        74820
ALEXION PHARM INC     COMMON    15351109       52620  529908   SH               SOLE            492400         0        37508
ALIGN TECH INC        COMMON    16255101       69757 2084791   SH               SOLE            100334         0      1984457
AMARIN CORP PLC       SP ADR    23111206       85224 5893745   SH               SOLE           2465204         0      3428541
AMGEN INC             COMMON    31162100       49070  673019   SH               SOLE            624768         0        48251
ARIAD PHARMACEUTICAL  COMMON   04033A100       99765 5796930   SH               SOLE           3389378         0      2407552
ARQULE INC            COMMON   04269E107        5034  848957   SH               SOLE            848957         0            0
ARRAY BIOPHARMA INC   COMMON   04269X105        5961 1717782   SH               SOLE           1717782         0            0
AUXILIUM PHARMACEUTI  COMMON   05334D107       13230  492001   SH               SOLE            451792         0        40209
AVEO PHARMACUTICALS   COMMON    53588109       28242 2322565   SH               SOLE           2177065         0       145500
BIOGEN IDEC INC       COMMON   09062X103      132165  915397   SH               SOLE            493157         0       422240
BIOMARIN PHARMAC INC  COMMON   09061G101       54799 1384514   SH               SOLE            879250         0       505264
BIOSPECIFICS TECH CO  COMMON    90931106        2102  111901   SH               SOLE            111901         0            0
CARDIONET INC         COMMON   14159L103        1557  766789   SH               SOLE            766789         0            0
CELGENE CORP          COMMON   151020104       38088  593636   SH               SOLE            550500         0        43136
CHINA CORD BLOOD      COMMON   G21107100         199   78185   SH               SOLE                 0         0        78185
CHINA KANGHUI HLDG    SP ADR   16890V100         257   13070   SH               SOLE                 0         0        13070
COVIDIEN PLC          SHARES   G2554F113       23291  435339   SH               SOLE             89085         0       346254
CURIS INC             COMMON   231269101        3118  577482   SH               SOLE            577482         0            0
DENDREON CORP         COMMON   24823Q107       18256 2467075   SH               SOLE            361700         0      2105375
DEXCOM INC            COMMON   252131107       32316 2493486   SH               SOLE            851237         0      1642249
DR REDDYS LABS LTD    ADR      256135203       12100  407684   SH               SOLE            373698         0        33986
EDWARDS LIFESCIENCE   COMMON   28176E108      123900 1199421   SH               SOLE             40803         0      1158618
ELAN PLC              ADR      284131208       17491 1198857   SH               SOLE            838572         0       360285
ELI LILLY & CO        COMMON   532457108       20165  469932   SH               SOLE             93026         0       376906
FLUIDIGM CORP DEL     COMMON   34385P108        2632  175000   SH               SOLE            175000         0            0
GILEAD SCIENCES INC   COMMON   375558103       88499 1725797   SH               SOLE           1275802         0       449995
GIVEN IMAGING         ORD SHS  M52020100       25087 1587760   SH               SOLE            566711         0      1021049
HEARTWARE INTL INC    COMMON   422368100       49103  552959   SH               SOLE             22820         0       530139
HOLOGIC INC           COMMON   436440101       38645 2142185   SH               SOLE             72796         0      2069389
HOSPIRA INC           COMMON   441060100        8575  245152   SH               SOLE            229332         0        15820
ILLUMINA INC          COMMON   452327109       62564 1548989   SH               SOLE            828189         0       720800
INCYTE CORPORATION    COMMON   45337C102      122226 5384397   SH               SOLE           3074691         0      2309706
INTERMUNE INC         COMMON   45884X103       79485 6651432   SH               SOLE           3405431         0      3246001
IRONWOOD PHARMACEUCL  COM CL A 46333X108       58304 4231062   SH               SOLE           2493436         0      1737626
KERYX BIOPHARMACEUT   COMMON   492515101        2415 1341551   SH               SOLE           1341551         0            0
LIFE TECHNOLOGIES     COMMON   53217V109       89062 1979593   SH               SOLE            645890         0      1333703
LUMINEX CORP DEL      COMMON   55027E102       29063 1186738   SH               SOLE            549809         0       636929
MEDIVATION INC        COMMON   58501N101       46747  511455   SH               SOLE            474555         0        36900
MERCK & CO INC        COMMON   58933Y105       55620 1332204   SH               SOLE            262726         0      1069478
MOMENTA PHARMACEUTIC  COMMON   60877T100        8447  627096   SH               SOLE            591596         0        35500
MYLAN INC             COMMON   628530107      105511 4937345   SH               SOLE           1092339         0      3845006
NANOSPHERE INC        COMMON   63009F105        6644 3019912   SH               SOLE           3019912         0            0
NOVARTIS AG           SP ADR   66987V109         425    7600   SH               SOLE              7600         0            0
NOVO-NORDISK AS       ADR      670100205        2280   15686   SH               SOLE              8218         0         7468
NXSTAGE MEDICAL       COMMON   67072V103       37532 2239364   SH               SOLE             85757         0      2153607
ONYX PHARMACEUTICALS  COMMON   683399109      194929 2933471   SH               SOLE           1254560         0      1678911
OPTIMER PHARMA        COMMON   68401H104       45427 2938355   SH               SOLE           2761655         0       176700
PERRIGO CO            COMMON   714290103      101958  864565   SH               SOLE            236691         0       627874
PHARMACYCLICS INC     COMMON   716933106       16803  307700   SH               SOLE            285700         0        22000
REGENERON PHARMCTCLS  COMMON   75886F107       47397  414966   SH               SOLE            139400         0       275566
SAGENT PHARMACEUTI    COMMON   786692103       15471  855702   SH               SOLE            803202         0        52500
SAVIENT PHARMA        COMMON   80517Q100         938 1737289   SH               SOLE           1703089         0        34200
SEATTLE GENETICS INC  COMMON   812578102       14828  584009   SH               SOLE            542309         0        41700
SEQUENOM INC          COM NEW  817337405       34901 8596199   SH               SOLE           3613350         0      4982849
SHIRE PLC             SP ADR   82481R106       13037  150903   SH               SOLE            141756         0         9147
ST JUDE MEDICAL INC   COMMON   790849103       31252  783055   SH               SOLE             43970         0       739085
SUNESIS PHARMACEUT    COMMON   867328601        3201 1115453   SH               SOLE           1115453         0            0
SYNTA PHARMA          COMMON   87162T206        8201 1499205   SH               SOLE           1499205         0            0
TEVA PHARMACEUTICAL   ADR      881624209       21146  536149   SH               SOLE            502747         0        33402
THERAVANCE INC        COMMON   88338T104       71051 3197603   SH               SOLE           1606815         0      1590788
THORATEC LABS CORP    COMMON   885175307       17144  510556   SH               SOLE              3182         0       507374
TRIUS THERAPEUTIC     COMMON   89685K100        5781 1003620   SH               SOLE           1003620         0            0
UNITED THERAPEUTICS   COMMON   91307C102       82778 1676354   SH               SOLE            747809         0       928545
VALEANT PHARMACEUTIC  COMMON   91911K102       16366  365394   SH               SOLE            343194         0        22200
VARIAN MED SYS INC    COMMON   92220P105       65237 1073500   SH               SOLE             47184         0      1026316
VERTEX PHARMACEUTICL  COMMON   92532F100      187561 3354092   SH               SOLE           1284392         0      2069700
WATSON PHARMACEUTCLS  COMMON   942683103       76355 1031966   SH               SOLE            272205         0       759761